Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Loss [Abstract]
REVENUES	$ 31
COST OF SALES	(27)
GROSS PROFIT	4
OPERATING EXPENSES
Research and development expenses	(670)	(366)	(184)
Sales and marketing expenses	(485)	(348)	(392)
General and administrative expenses	(1,909)	(1,104)	(1,370)
Share of net loss of a joint venture accounted for Using the equity method	(10)
TOTAL OPERATING EXPENSES	(3,074)	(1,818)	(1,946)
OPERATING LOSS	(3,070)	(1,818)	(1,946)
Financial expenses	(69)	(151)	(83)
Financial income	792
FINANCIAL INCOME (EXPENSES) - NET	723	(151)	(83)
LOSS BEFORE INCOME TAX	(2,347)	(1,969)	(2,029)
Income tax expense		(1)
NET LOSS	(2,347)	(1,970)	(2,029)
ATTRIBUTABLE TO:
The parent company shareholders	(2,347)	(1,959)	(1,995)
Non-controlling interests		(11)	(34)
TOTAL PARENT COMPANY SHAREHOLDERS	$ (2,347)	$ (1,970)	$ (2,029)
LOSS PER COMMON SHARE – BASIC AND DILUTED (in Dollars per share)	$ (0.06)	$ (0.06)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS
PER COMMON SHARE (in Shares)	39,832,861	35,194,844	31,609,746